The estimated future amortization expense for identifiable intangible assets during the next five fiscal years is as follows: (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Q2 - Q4 2021	$ 221,000
Year 1	442,000	$ 351,000
Year 2	426,000	351,000
Year 3	415,000	335,000
Year 4	381,000	324,000
Year 5		290,000
Thereafter	$ 666,000	$ 404,000